Putnam
OTC & Emerging
Growth Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-03

[GRAPHIC OMITTED: SCRIMSHAW]

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

It is with great disappointment that we must report yet another decline for Putnam OTC & Emerging Growth Fund. The task is eased somewhat by the fact that while the fund lagged its benchmark index for the semi annual period ended January 31, 2003, it slightly outpaced the Lipper average for its peer group at NAV. Details are on page 6.

There are, however, two points we would like to make in the hope that they will bring you some comfort. The first is to note that most of the distress is being caused by the ongoing lackluster performance of both the economy and the stock market and to remind you that such challenging circumstances do not last forever. The second is to note that in selecting the stocks for the fund's portfolio, the management team has sought those with the greatest long-term potential rather than those that might bring quick gains but only temporary relief.

Meanwhile, we would like you to know how much we appreciate your continued confidence in Putnam, especially as we look back on one of the most challenging periods in recent investment history. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their patience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 19, 2003

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Specialty Growth Team

During the six months ended January 31, 2003, Putnam OTC & Emerging Growth Fund's net asset value declined, with the fund slightly outperforming the average for its Lipper category (mid-cap growth funds) at NAV, but underperforming its benchmark, the Russell 2500 Growth Index. For additional performance information, please refer to page 6.

Total return for 6 months ended 1/31/03

      Class A         Class B         Class C          Class M
    NAV     POP      NAV   CDSC      NAV   CDSC      NAV     POP
-----------------------------------------------------------------------
  -4.93%  -10.38%  -5.24% -9.98%   -5.25% -6.20%   -5.21%   -8.51%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

The fund's performance should be considered within the context of a volatile market environment in which investors shied away from risk. Your fund's management team continued to maintain a diversified portfolio. However, performance lagged that of the benchmark, the Russell 2500 Growth Index, which, because of its significantly larger size, is naturally more diversified and thus less aggressive than the fund. The fund was positioned for a sustained recovery in growth stocks, which performed well during the fourth quarter. However, they lagged during the beginning stages of the period and gave back some of their performance in January 2003. In addition, some of the fund's individual holdings experienced difficulties meeting earnings expectations. While we regret to report another period of poor performance, this has been a particularly difficult environment for aggressive growth investments and we are somewhat encouraged by the improvement in the fund's performance relative to its competitors.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health-care
services                    12.6%

Retail                      12.1%

Electronics                  9.5%

Software                     7.6%

Energy                       7.5%

Footnote reads:
*Based on net assets as of 1/31/03. Holdings will vary over time.


* UNCERTAINTY CAST A SHADOW OVER THE MARKET

Market volatility was extreme during the period, even though most companies posted improved earnings that generally met expectations. The possibility of armed conflict in Iraq cast a long shadow over virtually every sector of the stock market. In addition, concerns about the quality of corporate governance remained, as did questions about when corporate capital spending might recover. While consumer spending remained steady, many investors wondered if this activity would be sustained amid rising unemployment. In addition, fears of an imminent housing bubble emerged. When concerns over these issues predominated in the market, they dampened investor appetite for risk. The small- and mid-cap stocks that populate your fund suffered further, because they tend to be less liquid than larger-company alternatives.

Nevertheless, there were pockets and periods of hope that helped to spur temporary rallies. The ongoing decline in stocks we have witnessed during the past three years seemed to abate, as we entered a trough in which stock valuations and earnings forecasts appeared to move more in line with one another. Expectations for falling interest rates and improving corporate earnings helped spur a fourth-quarter rally that buoyed riskier asset classes temporarily. However, the realities of a slow-growth economy, no signs of improving capital spending, and potential conflict with Iraq dragged stocks down once again in the first weeks of 2003.

* TEAM SOUGHT TO BALANCE FUND WITH RISK  CONTROL TECHNIQUES

During the period, we worked to control risk in order to insulate the fund's returns within a difficult economic environment. We looked to diversify the portfolio across different industry sectors, taking care to avoid too much concentration in a particular sector or stock. We were able to help the fund participate in periodic short-term rallies among small- and mid-cap growth stocks, at the same time that we tried to insulate it against incurring significant damage when the market became more risk averse. In selecting stocks for your fund, we looked for companies we believed offered solid growth prospects at reasonable valuations. We focused on companies with healthy balance sheets boasting low debt and high cash levels. We believed that those firms would have more control over their own destinies and be more likely to sustain earnings growth within such uncertain times.

Fund Profile

Putnam OTC & Emerging Growth Fund seeks capital appreciation by investing in stocks of U.S. companies traded in the over-the-counter market and in emerging growth companies listed on securities exchanges. The fund targets small and midsize companies whose earnings management expects to grow rapidly. The fund may be appropriate for investors who are seeking above-average growth potential and are willing to assume above-average risk in pursuit of this goal.


The energy and finance sectors offered particularly compelling opportunities. Hidden behind the concerns about the situation in the Middle East was the recognition that there should be a continued search for non-renewable energy resources. Energy demand from the growing economies of China and Russia is increasing. The oil service industry, in particular, should benefit from increased exploration and production activities. Many companies in that industry offer solid balance sheets, are currently benefiting from restructuring, and appear likely to improve further with any hint of a sustained economic recovery.

Within finance, we were attracted to regional banks. Many of these companies offered solid growth rates, as they won market share from larger money center banks by providing better services to retail and small business customers. For example, one of the fund's larger holdings during the period was TCF Financial, a regional bank based in Minneapolis. This firm gained market share and followed a disciplined approach to post solid earnings growth, which we believe will eventually be reflected in its share price.

Another positive performer among the fund's larger positions was Westwood One, which is the leader in providing programming content to radio stations across the United States. The company enjoyed growing market share and a solid management team that worked to maintain a healthy cash flow with which to buy back stock. Career Education, which runs for-profit secondary and post secondary education programs for business customers and others, also helped reduce the fund's losses. A result of the weak economy has been an increase in people looking to position themselves for a new or better job by pursuing additional training. This firm profited from solid execution and increasing enrollment, which drove earnings growth that enabled the company to open new campuses. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Caremark Rx, Inc.
Health-care services

AutoZone, Inc.
Retail

Emulex Corp.
Computers

Marvell Technology Group, Ltd.
(Bermuda)
Electronics

Westwood One, Inc.
Broadcasting

QLogic Corp.
Electronics

Silicon Laboratories, Inc.
Electronics

TCF Financial Corp.
Banking

Family Dollar Stores, Inc.
Retail

Pediatrix Medical Group, Inc.
Health-care services

Footnote reads:
These holdings represent 18.4% of the fund's net assets as of 1/31/03. Portfolio holdings will vary over time.


One holding that detracted from performance was Smartforce, which recently changed its name to Skillsoft. This company provides online training in a number of fields. We sold the position when the company encountered earnings difficulties and accounting issues. Other disappointments included Marvell Technologies, which designs and develops integrated circuits for data storage and communications customers. The company beat earnings expectations, but its share price declined as market volatility caused investors to question the sustainability of the earnings growth. We still own the stock because we believe the company's balance-sheet management and growth prospects remain appealing. Semiconductor equipment company Novellus also declined due to a delay in the recovery of the semiconductor industry. We also maintained this position, believing it is just a matter of time before the company's end market improves.

* NEAR-TERM OUTLOOK REMAINS MURKY

In our opinion, all the pieces are in place for a rally among small- and mid-cap growth stocks. Earnings have improved, with fewer companies missing earnings targets. Market valuations and expectations are more in sync. Balance sheets are healthier than they were previously. Over the near term, however, we believe the more aggressive segments of the stock market will most likely be held in check by macroeconomic events, dominated by the Middle East. As a result, dampened market sentiment will probably sustain investors' aversion to risk. Once we move beyond this impasse, we feel smaller-cap growth stocks should be well positioned, having lagged during the past three years and fallen to inexpensive levels. For our part, we intend to maintain consistency with our investment style, looking to keep your fund fully invested, well diversified, and positioned to benefit from an eventual upturn.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/03, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.

The fund is managed by the Putnam Specialty Growth Team. The members of the team are Roland Gillis (Portfolio Leader), Michael Mufson (Portfolio Member), Dana Clark, Kenneth Doerr, Daniel Miller, Margery Parker, Anthony Sellitto, Richard Weed, and Eric Wetlaufer.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended January 31, 2003. In accordance with NASD requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy.

TOTAL RETURN FOR PERIODS ENDED 1/31/03

                     Class A         Class B         Class C         Class M
(inception dates)   (11/1/82)       (7/15/93)       (7/26/99)       (12/9/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -4.93% -10.38%  -5.24%  -9.98%  -5.25%  -6.20%  -5.21%  -8.51%
------------------------------------------------------------------------------
1 year          -31.28  -35.19  -31.72  -35.14  -31.79  -32.48  -31.75  -34.12
------------------------------------------------------------------------------
5 years         -55.68  -58.23  -57.30  -57.89  -57.25  -57.25  -56.82  -58.33
Annual average  -15.02  -16.02  -15.65  -15.88  -15.63  -15.63  -15.46  -16.06
------------------------------------------------------------------------------
10 years          5.56   -0.46   -1.96   -1.96   -2.02   -2.02    0.19   -3.31
Annual average    0.54   -0.05   -0.20   -0.20   -0.20   -0.20    0.02   -0.34
------------------------------------------------------------------------------
Annual average
(life of fund)    9.87    9.55    8.94    8.94    9.06    9.06    9.20    9.01
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/03

                     Russell 2500        Russell Midcap        Lipper Mid-Cap
                     Growth Index         Growth Index          Growth Funds*
------------------------------------------------------------------------------
6 months               -2.11%                -0.85%                -5.02%
------------------------------------------------------------------------------
1 year                -27.55                -25.71                -27.04
------------------------------------------------------------------------------
5 years               -15.71                 -8.02                 -5.53
Annual average         -3.36                 -1.66                 -1.88
------------------------------------------------------------------------------
10 years               61.27                 87.31                 84.82
Annual average          4.90                  6.48                  5.61
------------------------------------------------------------------------------
Annual average
(life of fund)            --+                   --+                 8.04
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

* Over the 6-month, 1-, 5-, and 10-year periods ended 1/31/03, there were 509,495,221, and 61 funds, respectively, in this Lipper category.

+ The index started on 12/31/85.


PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/03

                 Class A         Class B         Class C         Class M
------------------------------------------------------------------------------
Share value:   NAV     POP         NAV             NAV         NAV     POP
------------------------------------------------------------------------------
7/31/02       $5.27   $5.59       $4.77           $5.14       $4.99   $5.17
------------------------------------------------------------------------------
1/31/03        5.01    5.32        4.52            4.87        4.73    4.90
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 12/31/02 (most recent calendar quarter)

                   Class A         Class B         Class C         Class M
(inception dates) (11/1/82)       (7/15/93)       (7/26/99)       (12/9/94)
                 NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -14.43% -19.36% -14.79% -19.05% -14.61% -15.46% -14.67% -17.62%
------------------------------------------------------------------------------
1 year          -32.80  -36.68  -33.19  -36.53  -33.11  -33.77  -33.01  -35.37
------------------------------------------------------------------------------
5 years         -55.56  -58.11  -57.19  -57.77  -57.06  -57.06  -56.62  -58.13
Annual average  -14.97  -15.97  -15.60  -15.84  -15.56  -15.56  -15.38  -15.98
------------------------------------------------------------------------------
10 years          7.86    1.61    0.12    0.12    0.27    0.27    2.58   -1.05
Annual average    0.76    0.16    0.01    0.01    0.03    0.03    0.25   -0.11
------------------------------------------------------------------------------
Annual average
(life of fund)    9.95    9.62    9.02    9.02    9.15    9.15    9.29    9.10
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

The Russell Midcap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

The Russell 2500 Growth Index is an unmanaged index of the smallest 2,500 companies in the Russell 3000 Index chosen for their growth orientation.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2003 (Unaudited)

COMMON STOCKS (94.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (1.3%)
-------------------------------------------------------------------------------------------------------------------
            636,400 Lamar Advertising Co. (NON)                                                         $22,133,992

Airlines (1.8%)
-------------------------------------------------------------------------------------------------------------------
            380,913 JetBlue Airways Corp. (NON)                                                          10,779,838
            516,000 Ryanair Holdings PLC ADR (Ireland) (NON)                                             20,402,640
                                                                                                      -------------
                                                                                                         31,182,478

Automotive (0.9%)
-------------------------------------------------------------------------------------------------------------------
            215,500 CarMax, Inc. (NON)                                                                    3,495,410
            424,000 Gentex Corp. (NON)                                                                   12,487,224
                                                                                                      -------------
                                                                                                         15,982,634

Banking (2.0%)
-------------------------------------------------------------------------------------------------------------------
            258,700 New York Community Bancorp, Inc.                                                      7,636,824
            639,400 TCF Financial Corp.                                                                  27,877,840
                                                                                                      -------------
                                                                                                         35,514,664

Biotechnology (3.6%)
-------------------------------------------------------------------------------------------------------------------
            441,483 Amylin Pharmaceuticals, Inc. (NON)                                                    7,567,019
            399,400 Celgene Corp. (NON)                                                                   8,942,566
            473,500 Gilead Sciences, Inc. (NON)                                                          16,525,150
            618,300 InterMune, Inc. (NON)                                                                10,912,995
            566,900 Scios, Inc. (NON)                                                                    18,594,320
                                                                                                      -------------
                                                                                                         62,542,050

Broadcasting (4.0%)
-------------------------------------------------------------------------------------------------------------------
            728,600 Cumulus Media, Inc. Class A (NON)                                                    10,914,428
            339,300 Entercom Communications Corp. (NON)                                                  16,571,412
            679,600 Radio One, Inc. Class D (NON)                                                        10,384,288
            822,300 Westwood One, Inc. (NON)                                                             30,680,013
                                                                                                      -------------
                                                                                                         68,550,141

Commercial and Consumer Services (1.5%)
-------------------------------------------------------------------------------------------------------------------
            356,100 CDW Computer Centers, Inc. (NON)                                                     15,700,449
            266,666 Choicepoint, Inc. (NON)                                                               9,599,976
                                                                                                      -------------
                                                                                                         25,300,425

Communications Equipment (1.4%)
-------------------------------------------------------------------------------------------------------------------
                598 Alcatel SA ADR (France)                                                                   4,341
          1,214,400 Juniper Networks, Inc. (NON)                                                         10,650,288
            610,000 Polycom, Inc. (NON)                                                                   6,880,800
            851,000 Tellabs, Inc. (NON)                                                                   6,629,290
                                                                                                      -------------
                                                                                                         24,164,719

Computers (2.8%)
-------------------------------------------------------------------------------------------------------------------
          1,518,600 Emulex Corp. (NON)                                                                   31,784,298
             16,000 eStudio LIVE, Inc. (Private) (acquired 6/20/02,
                    cost $40,000) (RES) (NON)                                                                16,000
          1,187,023 McDATA Corp. Class A (NON)                                                            9,365,611
            613,100 Network Appliance, Inc. (NON)                                                         6,627,611
                                                                                                      -------------
                                                                                                         47,793,520

Consumer Goods (0.8%)
-------------------------------------------------------------------------------------------------------------------
            202,600 Weight Watchers International, Inc. (NON)                                             8,418,030
            302,800 Yankee Candle Co., Inc. (The) (NON)                                                   4,914,444
                                                                                                      -------------
                                                                                                         13,332,474

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            108,900 Alliance Data Systems Corp. (NON)                                                     1,904,661

Distribution (0.6%)
-------------------------------------------------------------------------------------------------------------------
            324,000 Performance Food Group Co. (NON)                                                      9,995,400

Electronics (9.5%)
-------------------------------------------------------------------------------------------------------------------
            692,800 Brooks-PRI Automation, Inc. (NON)                                                     7,274,400
            910,700 Centillium Communications, Inc. (NON)                                                 3,352,287
          1,304,700 Exar Corp. (NON)                                                                     16,895,865
          1,290,900 Integrated Device Technology, Inc. (NON)                                              9,617,205
            752,600 Intersil Corp. Class A (NON)                                                         10,912,700
            646,400 Jabil Circuit, Inc. (NON)                                                            10,090,304
          1,680,100 Marvell Technology Group, Ltd. (Bermuda) (NON)                                       30,695,427
            887,945 QLogic Corp. (NON)                                                                   29,550,810
          1,446,200 Sanmina Corp. (NON)                                                                   5,293,092
          1,183,000 Silicon Laboratories, Inc. (NON)                                                     29,149,120
          1,729,800 Skyworks Solutions, Inc. (NON)                                                       12,039,408
                                                                                                      -------------
                                                                                                        164,870,618

Energy (7.5%)
-------------------------------------------------------------------------------------------------------------------
            636,900 BJ Services Co. (NON)                                                                19,470,033
            195,000 Cooper Cameron Corp. (NON)                                                            9,451,650
            708,800 ENSCO International, Inc.                                                            19,095,072
            375,400 GlobalSantaFe Corp. (Cayman Islands)                                                  8,157,442
            561,300 Nabors Industries, Ltd. (NON)                                                        20,683,905
            683,500 Patterson-UTI Energy, Inc. (NON)                                                     20,853,585
            170,700 Smith International, Inc. (NON)                                                       5,435,088
            760,000 Varco International, Inc. (NON)                                                      12,851,600
            394,000 Weatherford International, Ltd. (NON)                                                14,641,040
                                                                                                      -------------
                                                                                                        130,639,415

Food (0.4%)
-------------------------------------------------------------------------------------------------------------------
            210,500 Krispy Kreme Doughnuts, Inc. (NON)                                                    6,401,305

Gaming & Lottery (1.4%)
-------------------------------------------------------------------------------------------------------------------
            486,600 Harrah's Entertainment, Inc. (NON)                                                   17,653,848
            367,600 Station Casinos, Inc. (NON)                                                           6,686,644
                                                                                                      -------------
                                                                                                         24,340,492

Health Care Services (12.6%)
-------------------------------------------------------------------------------------------------------------------
            482,150 Accredo Health, Inc. (NON)                                                           18,085,447
            638,800 AdvancePCS (NON)                                                                     18,563,528
          2,334,600 Caremark Rx, Inc. (NON)                                                              45,758,160
            700,300 Community Health Systems, Inc. (NON)                                                 13,319,706
            220,200 Express Scripts, Inc. Class A (NON)                                                  12,232,110
            120,700 Fisher Scientific International, Inc. (NON)                                           3,488,230
            973,900 Health Management Associates, Inc.                                                   18,036,628
            113,900 Henry Schein, Inc. (NON)                                                              4,616,367
            306,400 LifePoint Hospitals, Inc. (NON)                                                       7,874,480
            244,800 Manor Care, Inc. (NON)                                                                4,705,056
            323,300 Mid Atlantic Medical Services, Inc. (NON)                                            11,127,986
            624,500 Pediatrix Medical Group, Inc. (NON)                                                  22,950,375
            508,900 Steris Corp. (NON)                                                                   11,933,705
            321,400 Triad Hospitals, Inc. (NON)                                                           8,934,920
          1,017,400 WebMD Corp. (NON)                                                                     9,583,908
            276,100 WellChoice, Inc. (NON)                                                                6,502,155
                                                                                                      -------------
                                                                                                        217,712,761

Insurance (0.7%)
-------------------------------------------------------------------------------------------------------------------
            438,500 Willis Group Holdings, Ltd. (Bermuda) (NON)                                          11,422,925

Investment Banking/Brokerage (1.1%)
-------------------------------------------------------------------------------------------------------------------
            227,900 Eaton Vance Corp.                                                                     6,326,504
            461,500 T Rowe Price Group, Inc.                                                             12,340,510
                                                                                                      -------------
                                                                                                         18,667,014

Lodging/Tourism (1.0%)
-------------------------------------------------------------------------------------------------------------------
            934,900 Extended Stay America, Inc. (NON)                                                    10,985,075
            477,400 Hilton Hotels Corp.                                                                   5,590,354
                                                                                                      -------------
                                                                                                         16,575,429

Medical Technology (3.9%)
-------------------------------------------------------------------------------------------------------------------
            695,100 Apogent Technologies, Inc. (NON)                                                     11,900,112
            169,000 Charles River Laboratories International, Inc. (NON)                                  5,032,820
            313,300 Respironics, Inc. (NON)                                                               9,696,635
            408,000 Varian Medical Systems, Inc. (NON)                                                   21,322,080
            469,200 Zimmer Holdings, Inc. (NON)                                                          19,237,200
                                                                                                      -------------
                                                                                                         67,188,847

Metals (0.1%)
-------------------------------------------------------------------------------------------------------------------
            285,700 Liquidmetal Technologies (NON)                                                        2,199,890

Natural Gas Utilities (0.6%)
-------------------------------------------------------------------------------------------------------------------
            243,700 Kinder Morgan, Inc.                                                                  10,993,307

Oil & Gas (1.1%)
-------------------------------------------------------------------------------------------------------------------
            533,600 Noble Corp. (Cayman Islands) (NON)                                                   18,291,808

Pharmaceuticals (0.6%)
-------------------------------------------------------------------------------------------------------------------
            227,600 Cephalon, Inc. (NON)                                                                 10,590,228

Restaurants (3.2%)
-------------------------------------------------------------------------------------------------------------------
            877,500 Applebee's International, Inc.                                                       22,815,000
            495,600 CBRL Group, Inc.                                                                     15,809,640
            279,200 Darden Restaurants, Inc.                                                              6,058,640
            258,300 P.F. Chang's China Bistro, Inc. (NON)                                                 9,105,075
             85,300 Panera Bread Co. (NON)                                                                2,509,526
                                                                                                      -------------
                                                                                                         56,297,881

Retail (12.1%)
-------------------------------------------------------------------------------------------------------------------
            404,699 99 Cents Only Stores (NON)                                                           10,465,516
            439,800 Advance Auto Parts, Inc. (NON)                                                       19,197,270
            674,900 AutoZone, Inc. (NON)                                                                 44,347,679
            228,300 Borders Group, Inc. (NON)                                                             3,458,745
            885,200 Chico's FAS, Inc. (NON)                                                              16,119,492
            190,400 Coach, Inc. (NON)                                                                     6,083,280
            966,400 Dollar Tree Stores, Inc. (NON)                                                       21,223,110
            841,200 Family Dollar Stores, Inc.                                                           25,336,944
            591,600 Michaels Stores, Inc. (NON)                                                          19,966,500
            485,100 Office Depot, Inc. (NON)                                                              6,476,085
            418,800 PETsMART, Inc. (NON)                                                                  6,282,000
            350,500 Ross Stores, Inc.                                                                    13,673,005
            745,800 Williams-Sonoma, Inc. (NON)                                                          17,653,086
                                                                                                      -------------
                                                                                                        210,282,712

Schools (2.7%)
-------------------------------------------------------------------------------------------------------------------
            417,400 Apollo Group, Inc. Class A (NON)                                                     18,557,604
            468,200 Career Education Corp. (NON)                                                         21,958,580
            162,000 Education Management Corp. (NON)                                                      5,907,654
            125,000 UNEXT.com, LLC (Private)
                    (acquired 4/14/00, cost $10,451,238) (RES) (NON)                                        375,000
                                                                                                      -------------
                                                                                                         46,798,838

Semiconductor (3.2%)
-------------------------------------------------------------------------------------------------------------------
            307,200 Cymer, Inc. (NON)                                                                     9,495,552
            244,400 KLA-Tencor Corp. (NON)                                                                7,977,216
          1,152,800 LAM Research Corp. (NON)                                                             13,476,232
            673,000 LTX Corp. (NON)                                                                       3,566,900
            722,700 Novellus Systems, Inc. (NON)                                                         21,283,515
                                                                                                      -------------
                                                                                                         55,799,415

Shipping (0.6%)
-------------------------------------------------------------------------------------------------------------------
            215,000 Expeditors International of Washington, Inc.                                          6,624,150
            195,000 Heartland Express, Inc. (NON)                                                         3,398,850
                                                                                                      -------------
                                                                                                         10,023,000

Software (7.6%)
-------------------------------------------------------------------------------------------------------------------
            983,900 BEA Systems, Inc. (NON)                                                              11,275,494
            444,900 BMC Software, Inc. (NON)                                                              7,843,587
            698,900 Cognos, Inc. (Canada) (NON)                                                          15,927,931
          1,105,700 Documentum, Inc. (NON)                                                               16,331,189
            516,000 Internet Security Systems, Inc. (NON)                                                 6,702,840
            595,300 Manhattan Associates, Inc. (NON)                                                     14,370,542
            256,100 Mercury Interactive Corp. (NON)                                                       9,088,989
            700,600 NETIQ Corp. (NON)                                                                     8,372,170
          1,298,600 Network Associates, Inc. (NON)                                                       19,829,622
          2,017,400 webMethods, Inc. (NON)                                                               22,574,706
                                                                                                      -------------
                                                                                                        132,317,070

Staffing (0.4%)
-------------------------------------------------------------------------------------------------------------------
            246,300 Hewitt Associates, Inc. Class A (NON)                                                 7,514,613

Technology Services (2.5%)
-------------------------------------------------------------------------------------------------------------------
            310,900 Affiliated Computer Services, Inc. Class A (NON)                                     16,856,998
          1,028,700 BearingPoint, Inc. (NON)                                                              8,116,443
             58,900 Cognizant Technology Solutions Corp. (NON)                                            3,551,081
            167,900 DST Systems, Inc. (NON)                                                               5,527,268
            181,400 Fair, Isaac and Co., Inc.                                                             9,024,650
                                                                                                      -------------
                                                                                                         43,076,440

Telecommunications (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,034,300 Citizens Communications Co. (NON)                                                    10,125,797

Waste Management (0.7%)
-------------------------------------------------------------------------------------------------------------------
            269,000 Stericycle, Inc. (NON)                                                                9,116,410
            115,700 Waste Connections, Inc. (NON)                                                         4,020,575
                                                                                                     --------------
                                                                                                         13,136,985
                                                                                                     --------------
                    Total Common Stocks (cost $1,886,568,867)                                        $1,643,663,948

CONVERTIBLE PREFERRED STOCKS (1.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            496,666 Bowstreet, Inc. Ser. D, $7.00 cum. cv. pfd. (Private)
                    (acquired 10/25/00, cost $5,959,992) (RES) (NON)                                       $372,500
            224,820 Capella Education zero % cv. pfd. (Private)
                    (acquired 2/14/02, cost $2,500,003) (RES) (NON)                                       2,562,953
            105,556 CiDRA Corp. Ser. D, $7.70 cv. pfd. (Private)
                    (acquired 6/15/00, cost $9,500,040) (RES) (NON) (AFF)                                 3,694,460
          1,277,547 CommVault Systems zero % cv. pfd. (Private)
                    (acquired 1/30/02, cost $4,000,000) (RES) (NON)                                       3,794,315
          1,020,280 Convergent Networks, Inc. Ser. D, zero % cv. pfd. (Private)
                    (acquired 9/19/00, cost $16,681,578) (RES) (NON)                                      2,040,560
             82,352 CopperCom, Inc. Ser. H, $1.154 cv. pfd. (Private)
                    (acquired 7/07/00, cost $4,750,006) (RES) (NON)                                         205,880
          3,799,710 eStudio LIVE, Inc. zero % cv. pfd. (Private) (acquired various
                    dates from 2/23/00 to 1/14/03, cost $19,395,635) (RES) (NON) (AFF)                    3,799,710
              2,500 eStudio LIVE, Inc. zero % cv. pfd. (Private)
                    (acquired 1/14/03, cost $250,000) (RES) (NON)                                           250,000
         10,627,800 Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (Private)
                    (acquired 9/05/00, cost $9,352,464) (RES) (NON)                                       2,338,116
            425,000 Lightwave Microsystems Corp. Ser. G, $0.80 cv. pfd. (Private)
                    (acquired 10/19/00, cost $4,250,000) (RES) (NON)                                          4,250
          1,690,574 MarketSoft Software Corp. Ser. D, zero % cv. pfd. (Private)
                    (acquired 12/07/00, cost $8,250,001) (RES) (NON) (AFF)                                3,296,619
            202,937 NuTool, Inc. Ser. D, zero % cv. pfd (Private)
                    (acquired 11/01/01, cost $793,484) (RES) (NON)                                          708,250
            555,882 NuTool, Inc. Ser. C, $0.27 cv. pfd. (Private)
                    (acquired 11/15/00, cost $1,889,993) (RES) (NON)                                      1,940,009
            403,751 Plumtree Software, Inc. Ser. E, $0.768 cv. pfd. (Private)
                    (acquired 4/10/00, cost $3,790,718) (RES) (NON)                                       1,206,408
            878,186 Totality Corp. Ser. D, $0.346 cum. cv. pfd. (Private)
                    (acquired 6/26/00, cost $3,799,999) (RES) (NON)                                         351,274
            459,362 Vivace Networks, Inc. Ser. C, $0.583 cv. pfd. (Private)
                    (acquired 9/07/00, cost $4,464,999) (RES) (NON)                                         918,724
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $86,390,286)                               $27,484,028

SHORT-TERM INVESTMENTS (4.3%) (a) (cost $74,380,592)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $74,380,592 Short-term investments held in Putnam commingled cash account with yields ranging from 1.23% to 1.69% and due dates ranging
                    from February 3, 2003 to March 31, 2003 (d)                                         $74,380,592
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,047,339,745)                                          $1,745,528,568
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,732,511,097.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2003 was $27,875,028 or 1.6% of net assets.

(AFF) Affiliated Companies (Note 5).

  (d) See Note 1 to the financial statements.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

------------------------------------------------------------------------------
Written Options Outstanding at January 31, 2003 (Unaudited)
(premiums received $526,759)

                                             Expiration Date/          Market
Contract Amount                                Strike Price            Value
------------------------------------------------------------------------------
126,930 Silicon Laboratories, Inc. (Call)    Mar 03/ 28.15 USD        $34,398
126,930 Silicon Laboratories, Inc. (Put)     Mar 03/ 17.47 USD         19,420
------------------------------------------------------------------------------
                                                                      $53,818
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $2,047,339,745)
(Note 1)                                                                     $1,745,528,568
-------------------------------------------------------------------------------------------
Cash                                                                              1,243,989
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           249,929
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,846,910
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    5,744,304
-------------------------------------------------------------------------------------------
Total assets                                                                  1,755,613,700

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  2,972,435
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       17,293,114
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        917,805
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          689,178
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       213,874
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,802
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              663,236
-------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received
$526,759) (Note 1)                                                                   53,818
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              296,341
-------------------------------------------------------------------------------------------
Total liabilities                                                                23,102,603
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,732,511,097

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $7,914,250,753
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (13,598,440)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                        (5,866,802,980)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                     (301,338,236)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $1,732,511,097

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($966,575,413 divided by 192,957,568 shares)                                          $5.01
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $5.01)*                                $5.32
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($350,742,306 divided by 77,677,427 shares)**                                         $4.52
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($22,939,137 divided by 4,711,926 shares)**                                           $4.87
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($175,532,861 divided by 37,087,205 shares)                                           $4.73
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $4.73)*                                $4.90
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($216,721,380 divided by 42,238,724 shares)                                           $5.13
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended January 31, 2003 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                        $1,091,506
-------------------------------------------------------------------------------------------
Interest                                                                            344,010
-------------------------------------------------------------------------------------------
Total investment income                                                           1,435,516

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  5,625,382
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    3,444,609
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    35,336
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     16,872
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,340,997
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,904,278
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               124,190
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               697,997
-------------------------------------------------------------------------------------------
Other                                                                             2,038,839
-------------------------------------------------------------------------------------------
Total expenses                                                                   15,228,500
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (194,544)
-------------------------------------------------------------------------------------------
Net expenses                                                                     15,033,956
-------------------------------------------------------------------------------------------
Net investment loss                                                             (13,598,440)
-------------------------------------------------------------------------------------------
Net realized loss on investments (including net realized loss of $42,613,582
on sales of investments in affiliated issuers) (Notes 1, 3 and 5)              (416,778,511)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and written options
during the period                                                               326,350,807
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (90,427,704)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(104,026,144)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                       January 31               July 31
                                                                             2003*                 2002
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment loss                                                  $(13,598,440)         $(37,187,766)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                     (416,778,511)       (1,662,947,698)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                            326,350,807           315,618,661
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (104,026,144)       (1,384,516,803)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (199,507,539)         (398,597,310)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (303,533,683)       (1,783,114,113)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 2,036,044,780         3,819,158,893
-------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $13,598,440 and $--, respectively)                         $1,732,511,097        $2,036,044,780
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.27        $8.52       $29.96       $19.80       $17.35       $16.02
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.03) (c)    (.07) (c)    (.13) (c)    (.24) (c)    (.14) (c)    (.12)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.23)       (3.18)      (16.72)       12.33         3.15         1.45
------------------------------------------------------------------------------------------------------------------
Total from
investment operations:                  (.26)       (3.25)      (16.85)       12.09         3.01         1.33
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --        (4.59)       (1.93)        (.56)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (4.59)       (1.93)        (.56)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.01        $5.27        $8.52       $29.96       $19.80       $17.35
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (4.93)*     (38.15)      (63.15)       60.03        18.31         8.30
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $966,575   $1,166,011   $2,207,311   $5,739,645   $2,804,929   $2,478,340
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .72*        1.24         1.04          .93          .98         1.00
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.63)*      (1.09)        (.84)        (.75)        (.85)        (.70)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 25.25*       79.54        99.14       104.11       139.84       106.29
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.77        $7.77       $28.10       $18.78       $16.61       $15.45
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.05) (c)    (.11) (c)    (.23) (c)    (.45) (c)    (.26) (c)    (.24)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.20)       (2.89)      (15.51)       11.70         2.99         1.40
------------------------------------------------------------------------------------------------------------------
Total from
investment operations:                  (.25)       (3.00)      (15.74)       11.25         2.73         1.16
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --        (4.59)       (1.93)        (.56)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (4.59)       (1.93)        (.56)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $4.52        $4.77        $7.77       $28.10       $18.78       $16.61
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (5.24)*     (38.61)      (63.43)       58.77        17.42         7.51
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $350,742     $411,843     $872,627   $2,619,509   $1,328,681   $1,231,504
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.09*        1.99         1.79         1.68         1.73         1.75
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.01)*      (1.84)       (1.58)       (1.50)       (1.60)       (1.45)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 25.25*       79.54        99.14       104.11       139.84       106.29
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                          For the period
Per-share                           January 31                                         July 26,1999+
operating performance               (Unaudited)            Year ended July 31           to July 31
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.14        $8.37       $29.75       $19.80       $20.65
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.05)        (.12)        (.24)        (.47)          -- (d)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.22)       (3.11)      (16.55)       12.35         (.85)
-----------------------------------------------------------------------------------------------------
Total from
investment operations:                  (.27)       (3.23)      (16.79)       11.88         (.85)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --        (4.59)       (1.93)          --
-----------------------------------------------------------------------------------------------------
Total distributions                       --           --        (4.59)       (1.93)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $4.87        $5.14        $8.37       $29.75       $19.80
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (5.25)*     (38.59)      (63.44)       58.94        (4.12)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $22,939      $26,540      $51,023     $110,916          $75
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.09*        1.99         1.79         1.68          .03*
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.01)*      (1.84)       (1.59)       (1.46)        (.03)*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 25.25*       79.54        99.14       104.11       139.84
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $4.99        $8.11       $28.98       $19.27       $17.00       $15.78
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.04)        (.10)        (.19)        (.39)        (.22)        (.20)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.22)       (3.02)      (16.09)       12.03         3.05         1.42
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.26)       (3.12)      (16.28)       11.64         2.83         1.22
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --        (4.59)       (1.93)        (.56)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (4.59)       (1.93)        (.56)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $4.73        $4.99        $8.11       $28.98       $19.27       $17.00
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (5.21)*     (38.47)      (63.35)       59.32        17.61         7.73
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $175,533     $190,171     $289,934     $632,154     $303,677     $231,452
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .97*        1.74         1.54         1.43         1.48         1.50
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.88)*      (1.59)       (1.34)       (1.25)       (1.35)       (1.20)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 25.25*       79.54        99.14       104.11       139.84       106.29
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS  Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.39        $8.69       $30.35       $19.98       $17.46       $16.08
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.03)        (.06) (c)    (.09) (c)    (.16) (c)    (.10) (c)    (.08)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.23)       (3.24)      (16.98)       12.46         3.18         1.46
------------------------------------------------------------------------------------------------------------------
Total from
investment operations:                  (.26)       (3.30)      (17.07)       12.30         3.08         1.38
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --        (4.59)       (1.93)        (.56)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (4.59)       (1.93)        (.56)          --
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.13        $5.39        $8.69       $30.35       $19.98       $17.46
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (4.82)*     (37.97)      (63.05)       60.56        18.60         8.58
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $216,721     $241,480     $398,264     $804,773     $129,334      $99,256
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .59*         .99          .79          .68          .73          .75
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.51)*       (.84)        (.59)        (.48)        (.60)        (.46)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 25.25*       79.54        99.14       104.11       139.84       106.29
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
January 31, 2003 (Unaudited)

NOTE 1
Significant accounting policies

Putnam OTC & Emerging Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of "emerging growth" companies listed on securities exchanges.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including participants in defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies, and other defined contribution plans subject to minimum requirements.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Future and written option contracts outstanding at period end are listed after the fund's portfolio.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2003, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2002, the fund had a capital loss carryover of approximately $4,613,613,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $246,466,000    July 31, 2009
 4,367,147,000    July 31, 2010

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2003 approximately $706,741,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

The aggregate identified cost on a tax basis is $2,177,010,487, resulting in gross unrealized appreciation and depreciation of $76,599,191 and $508,081,110, respectively, or net unrealized depreciation of $431,481,919.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2003, the fund's expenses were reduced by $194,544 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,682 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2003, Putnam Retail Management, acting as underwriter received net commissions of $78,353 and $2,059 from the sale of class A and class M shares, respectively, and received $390,250 and $2,800 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2003, Putnam Retail Management, acting as underwriter received $5,457 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $462,823,529 and $693,623,200, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the period are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of period                                 --                 $--
---------------------------------------------------------------------------
Options opened                                 253,860             526,759
Options expired                                     --                  --
Options closed                                      --                  --
---------------------------------------------------------------------------
Written options
outstanding at
end of period                                  253,860            $526,759
---------------------------------------------------------------------------

Note 4
Capital shares

At January 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 45,077,588        $230,840,118
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            45,077,588         230,840,118

Shares repurchased                         (73,360,111)       (372,069,536)
---------------------------------------------------------------------------
Net decrease                               (28,282,523)      $(141,229,418)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                141,085,621        $975,721,229
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                           141,085,621         975,721,229

Shares repurchased                        (178,904,309)     (1,217,260,764)
---------------------------------------------------------------------------
Net decrease                               (37,818,688)      $(241,539,535)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,724,470         $26,744,718
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             5,724,470          26,744,718

Shares repurchased                         (14,409,761)        (66,037,502)
---------------------------------------------------------------------------
Net decrease                                (8,685,291)       $(39,292,784)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,477,849         $89,995,211
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            14,477,849          89,995,211

Shares repurchased                         (40,461,318)       (248,091,504)
---------------------------------------------------------------------------
Net decrease                               (25,983,469)      $(158,096,293)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,399,384          $7,162,173
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             1,399,384           7,162,173

Shares repurchased                          (1,849,033)         (9,285,247)
---------------------------------------------------------------------------
Net decrease                                  (449,649)        $(2,123,074)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,858,358         $19,533,781
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             2,858,358          19,533,781

Shares repurchased                          (3,789,693)        (25,285,588)
---------------------------------------------------------------------------
Net decrease                                  (931,335)        $(5,751,807)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,811,713         $28,091,947
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             5,811,713          28,091,947

Shares repurchased                          (6,816,668)        (32,802,571)
---------------------------------------------------------------------------
Net decrease                                (1,004,955)        $(4,710,624)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,229,014        $124,683,502
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            19,229,014         124,683,502

Shares repurchased                         (16,889,758)       (107,955,274)
---------------------------------------------------------------------------
Net increase                                 2,339,256         $16,728,228
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,625,296         $76,969,009
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            14,625,296          76,969,009

Shares repurchased                         (17,185,149)        (89,120,648)
---------------------------------------------------------------------------
Net decrease                                (2,559,853)       $(12,151,639)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 41,940,537        $289,058,780
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            41,940,537         289,058,780

Shares repurchased                         (42,958,893)       (298,996,683)
---------------------------------------------------------------------------
Net decrease                                (1,018,356)        $(9,937,903)
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                              Purchase               Sales            Dividend              Market
Affiliates                                        Cost                Cost              Income               Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
Celox Networks, Inc.                               $--         $14,195,566                 $--                 $--
Centerpoint Broadband
  Technologies, Inc.                                --          21,740,004                  --                  --
CiDRA Corp.                                         --                  --                  --           3,694,460
Epicentric, Inc. Ser. C                             --           2,249,997                  --                  --
Epicentric, Inc. Ser. D                             --           6,399,287                  --                  --
eStudio LIVE, Inc.                             457,602                  --                  --           3,799,710
MarketSoft Software Corp.                           --                  --                  --           3,296,619
------------------------------------------------------------------------------------------------------------------
Totals                                        $457,602         $44,584,854                 $--         $10,790,789
------------------------------------------------------------------------------------------------------------------



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund
Global Equity Fund
Global Natural Resources Fund
International Capital Opportunities Fund
International Equity Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


[PHOTO OMITTED: SAMUEL PUTNAM]

PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With over 65 years of experience, Putnam has nearly $251 billion in assets under management, over 100 mutual funds, over 13 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients. (Information as of 12/31/02.)

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service twelve times in the past thirteen years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach helps us adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal Executive Officer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Richard G. Leibovitch
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Daniel Miller
Vice President

Eric Wetlaufer
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA014-88603  024/227/673  3/03


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
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Putnam OTC and Emerging Growth Fund
Supplement to Semiannual Report dated 1/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return for periods ended 1/31/03

                                                                         NAV

6 months                                                               -4.82%
1 year                                                                -31.14
5 years                                                               -55.07
Annual average                                                        -14.79
10 years                                                                7.55
Annual average                                                          0.73
Life of fund (since class A inception, 11/1/82)
Annual average                                                          9.97

Share value:                                                             NAV

7/31/02                                                                $5.39
1/31/03                                                                $5.13

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Distributions: The fund did not make any distributions during this period.

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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.